Simple Agreement for Future Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Simple Agreement For Future Equity
Schedule of Convertible Preferred Stock

The authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock is presented below as follows (in thousands, except share amounts):

	June 30, 2023
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
Total convertible preferred stock presented outside of permanent equity	19,500,000	17,263,568	$10,850	$9,601
Series B	1,000,000	205,999	—	7,632
Total convertible preferred stock classified as a liability	1,000,000	205,999	$—	$7,632

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and are no longer outstanding as of that date (see Note 14).

	December 31, 2022
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
	19,500,000	17,263,568	$10,850	$9,601

The authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock is presented below as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
	19,500,000	17,263,568	$10,850	$9,601

	December 31, 2021
	Shares Authorized		Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000		10,402,285	$2,080	$1,354
Series A-1		(a)	4,166,400	4,166	3,721
Series A-2		(a)	2,287,740	4,004	3,926
Series B	20,000,000		—	—	—
	30,500,000	(a)	16,856,425	$10,250	$9,001

(a)	Prior to the Second Amended Articles and of the 40,000,000 total shares of preferred stock authorized, 9,000,000 shares were designated as Series A preferred stock which may be used in aggregate for purposes of issuances of Series A-1 and Series A-2 convertible preferred stock, and 20,000,000 were designated as Series B convertible preferred stock. The Series B convertible preferred stock was canceled pursuant to the filing of the Second Amended Articles.

Schedule of Common Stock Reserved

As of June 30, 2023, common stock reserved for future issuance consisted of the following:

Conversion of convertible preferred stock	19,277,355
Common stock warrants outstanding	4,050,000
Conversion of convertible notes payable	480,857
Common stock options issued and outstanding	23,487,117
Shares available for future issuance under the 2019 Equity Incentive Plan	1,224,237
48,519,566

As of December 31, 2022, common stock reserved for future issuance consisted of the following:

Conversion of convertible preferred stock	17,263,568
Common stock warrants outstanding	4,050,000
Conversion of convertible notes payable	437,143
Common stock options issued and outstanding	23,914,458
Shares available for future issuance under the 2019 Equity Incentive Plan	1,221,896
46,887,065

Schedule of Warrant Activity

The following table summarizes Calidi’s aggregate warrant activity for the six months ended June 30, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023	4,050,000	$1.00	7.87
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at June 30, 2023	4,050,000	$1.00	7.37

The following table summarizes Calidi’s aggregate warrant activity for the twelve months ended December 31, 2022.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2022	4,050,000	$1.00	8.87
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2022	4,050,000	$1.00	7.87